[front cover]
                                 J.P. MORGAN
                             INSTITUTIONAL SERVICE
                          TREASURY MONEY MARKET FUND
                               [jp morgan logo]

                                 Annual Report
                                October 31, 2000

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

December 1, 2000

Dear Shareholder,

    We are pleased to report that the J.P. Morgan Institutional Service Treasury Money Market Fund outperformed its peer group, the Lipper Institutional U.S. Treasury Money Markets Fund Average, for the 12 months ended October 31, 2000. The Fund provided a total return of 5.71% for the fiscal period, while its peer group had a total return of 5.59%.

    The J.P. Morgan Institutional Service Treasury Money Market Fund provided a total return of 5.71% for the 12 months ended October 31, 2000. The Fund was competitive with its peer group, the Lipper Institutional U.S. Treasury Money Market Funds Average, which had a total return of 5.59% over the same time period.

    The Fund maintained a stable net asset value of $1.00 throughout the year. On October 31, 2000, the net assets of the Fund were approximately $371 million, while the assets of the Treasury Money Market Portfolio, in which the Fund invests, totaled approximately $1.2 billion. Dividends of approximately $0.06 per share were paid from ordinary income during the period.

    On the pages that follow, the Fund's lead portfolio manager, Mark Settles, discusses the fixed-income market in detail. Mark also explains the factors that influenced fund performance during the fiscal period, and provides insight in regard to positioning the Fund for the coming months.

    As chairman and president of Asset Management Services, we appreciate your investment in the Fund. If you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/signature/                             /signature/
Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to the Shareholders                                                 1
Fund Performance                                                           2
Portfolio Manager Q&A                                                      3
Fund Facts & Highlights                                                    5
Financial Statements                                                       6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE

    One way to look at performance is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change in a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short-term.

                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                             -------------------------------
                                                  ONE           THREE            SINCE
                                                  YEAR          YEARS          INCEPTION*
AS OF OCTOBER 31, 2000
J.P. Morgan Institutional Service Treasury
    Money Market Fund                              5.71%         5.19%             5.21%

Lipper Institutional U.S. Treasury
    Money Market Fund Average                      5.59%         5.07%             5.08%
AS OF SEPTEMBER 30, 2000

J.P. Morgan Institutional Service Treasury
    Money Market                                   5.59%         5.16%             5.18%

Lipper Institutional U.S. Treasury
    Money Market Fund Average                      5.47%         5.04%             5.05%

* The Fund commenced operations on July 7, 1997, and has provided an average total return of 5.21% from that date through October 31, 2000. For the purpose of comparison, the "since inception" returns in the table above are calculated from July 31, 1997, the first date when data for the Fund and its Lipper category average were both available.

    Past performance is no guarantee of future results. Fund returns are net of fees, assume the reinvestment of distributions and reflect reimbursement of certain fund and portfolio expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

2
PAGE>

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

[photo of Mark Settles]

    The following is an interview with MARK SETTLES, vice president and member of the portfolio management team for the Treasury Money Market Portfolio. Mark joined Morgan in 1994, and spent five years trading fixed-income products in our New York and London offices before coming to J.P. Morgan Investment Management. Prior to joining Morgan, he was a foreign exchange trader at The First National Bank of Chicago, and a teacher of government at the Paideia School in Atlanta, Georgia. Mark holds a B.A. in economics from Columbia University, and a Masters of Management from Northwestern University. This interview was conducted on November 9, 2000, and reflects Mark's views on that date.

WHAT THEMES DOMINATED FIXED INCOME MARKETS  OVER THE PAST YEAR?

    One key theme of interest to our clients was the announcement--and subsequent implementation--of a program by the U.S. Treasury to buy back government debt and issue fewer securities in the future. An effective reduction in the supply, of what is globally perceived to be the lowest-risk investment, had a profound effect on fixed income markets. It also spurred a search for investment alternatives that can take the place of Treasuries in conservative portfolios and hedging strategies.

    Another key theme surfaced last spring when a senior Treasury official questioned the nature of implied guarantees associated with certain government sponsored entities. These agencies have traditionally funded themselves at quasi- government type levels due to their near "risk-free" status. Investors have long assumed that the U.S. government would stand behind such securities with "full faith and credit." This questioning of the government's commitment led to significant volatility in the agency and mortgage-backed securities markets.

    Also during this period, the Federal Reserve continued to raise interest rates in an effort to tame economic growth. The Fed's last increase of 50 basis points (0.50%) to 6.5% in May 2000, marked the sixth consecutive rate increase--totaling 175 basis points (1.75%)--since June 1999. These moves, along with an announced bias toward further tightening, served to markedly increase volatility in U.S. and global equity markets. Around the same time, evidence emerged that our economy was indeed slowing from its previous red-hot pace, and that global growth was following suit.

    As we moved toward the end of this reporting period, we also experienced a major surge in energy prices. For the most part, corporations lacked the pricing power to pass along higher costs, and we began to hear talk of a hard landing for the U.S. economy. The equity markets fell, and the Treasury curve steepened.

IS THE U.S. TREASURY'S REDUCTION OF DEBT ISSUANCE ACROSS THE ENTIRE MATURITY SPECTRUM, OR IS IT FOCUSED ON SPECIFIC SEGMENTS?

    The Treasury is attempting to use part of the budget surplus to shorten the average maturity of the country's outstanding debt. As a consequence, the very existence of the 30-year bond has been called into question, and auctions for the one-year bill, and two-, five-, and 10-year notes have all been reduced. For example, the traditional monthly auction for the one-year bill has now moved to a quarterly auction.

HOW WAS THE FUND POSITIONED WHILE INTEREST RATES WERE RISING?

    The Portfolio was positioned to take advantage of rising and very attractive overnight rates through a significant allocation to overnight repurchase agreements. This enabled us to capture most of the increases in the Fed funds rate as it moved upward to 6.5%. We also looked to opportunistically purchase one-year securities on price declines.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                     (Continued)

HOW ARE FIXED INCOME MARKETS ADJUSTING  TO CHANGING DYNAMICS?

    Short-term fixed income mandates revolve around three essential requirements: safety, liquidity, and return. With the present and expected future decline in the availability of low risk Treasuries, all three of these requirements have to be reevaluated and reintegrated into an investment strategy. For example,we are searching for acceptable alternatives to Treasuries, such as agency bonds.

HOW ARE YOU DEALING WITH THESE CHANGES  AT J.P. MORGAN?

    We're spending a good deal of time educating our clients on the uses of credit in a conservative portfolio, in particular, the tools and strategies needed to outperform in this market environment.

    We've also taken significant steps toward reengineering our credit process to take advantage of changing market dynamics. One of these steps has been the development and implementation of improved guidelines regarding concentration limits per credit.

    Beyond this, we are continuing to forge closer relationships with both buy- and sell-side analysts, and we're examining new electronic-based trading solutions. These steps and others are helping us to fine-tune our credit process so that we can meet the demands of today's marketplace.

HOW DO YOU SEE THINGS PLAYING OUT IN THE FIXED INCOME MARKETS OVER THE COMING MONTHS?

    We anticipate a bond friendly environment, one marked by continued moderation in U.S. growth. As far as the Fed is concerned, the present behavior of the market for Fed fund futures suggests that its next move might be an easing of credit conditions. However, the recent surge in energy prices, the firmness in unit labor costs, and associated inflationary fears, should keep the Fed on hold for the time being.

HOW ARE YOU POSITIONING THE FUND IN LIGHT  OF THIS OUTLOOK?

    We are looking for additional opportunities to put more money to work in one-year maturities as the LIBOR curve steepens. Even so, we will likely maintain a significant concentration in repurchase agreements, particularly if the Fed Funds rate stays at 6.5% over the coming months. This is only sensible, when you consider that the yield curve has been inverted during much of the last six months. This means we have been able to pick up a higher yield from shorter-term treasuries, without the price risk associated with longer-term bonds.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan Institutional Service Treasury Money Market Fund seeks to provide high current income consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio direct obligations primarily issued by the U.S. Treasury.

--------------------------------------------------------------------------------
    Inception Date:  7/7/1997
--------------------------------------------------------------------------------
    Fund Net Assets as of 10/31/2000:
      $370,968,870
--------------------------------------------------------------------------------
    Portfolio Net Assets as of 10/31/2000:
      $1,168,240,299
--------------------------------------------------------------------------------
    Dividend Payable Dates:
      MONTHLY
--------------------------------------------------------------------------------
    Short-term Capital Gain Payable Date
      (if applicable):  MONTHLY
--------------------------------------------------------------------------------
    Long-term Capital Gain Payable Date
      (if applicable):  12/13/2000

EXPENSE RATIO

    The Fund's current annualized expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

All data as of October 31, 2000

DAYS TO MATURITY
(As of percentage of total investment securities)

[data from pie chart]

0-30 days     71.5%
31-60 days    17.0%
90+ days      11.5%

--------------------------------------------------------------------------------
    Average 7-day Yield: 6.13%*
--------------------------------------------------------------------------------
    Average Maturity: 30.0 DAYS

* Yield reflects the reimbursement of certain fund expenses as described in the prospectus. Had expenses not been subsidized the average 7-day current yield would have been 5.92%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUTION AND ARE NOT GUARANTEED BY THE FINANCIAL INSTITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The Fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

OCTOBER 31, 2000

ASSETS

Investment in The Treasury Money Market
    Portfolio ("Portfolio"), at value                              $372,858,605
Receivable for Expense Reimbursements                                    40,943
Deferred Organization Expenses                                            3,966
Prepaid Expenses and Other Assets                                         2,152
                                                              -----------------
TOTAL ASSETS                                                        372,905,666
                                                              -----------------

LIABILITIES

Dividends Payable to Shareholders                                     1,792,813
Shareholder Servicing Fee Payable                                        14,809
Administrative Services Fee Payable                                       7,073
Fund Services Fee Payable                                                   220
Accrued Expenses and Other Liabilities                                  121,881
                                                              -----------------
TOTAL LIABILITIES                                                     1,936,796
                                                              -----------------

NET ASSETS

Applicable to 371,141,372 Shares of
    Beneficial Interest Outstanding
    (par value $0.001, unlimited shares authorized)                $370,968,870
                                                              =================
Net Asset Value, Offering and Redemption Price Per Share                  $1.00
                                                               ================

ANALYSIS OF NET ASSETS

Paid-in Capital                                                    $371,141,372
Accumulated Net Realized Loss on Investment                           (172,502)
                                                              -----------------
NET ASSETS                                                         $370,968,870
                                                              =================

  The Accompanying Notes are an Integral Part of the Financial Statements.
  6

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME

INCOME

Allocated Interest Income                                           $29,795,252
Allocated Portfolio Expenses (Net of Reimbursement $206,122)        (1,008,869)
                                                              -----------------
    Net Investment Income Allocated from Portfolio                   28,786,383
                                                              -----------------
FUND EXPENSES
Service Organization Fee                                              1,257,931
Shareholder Servicing Fee                                               251,586
Administrative Services Fee                                             123,631
Registration Fees                                                        85,868
Transfer Agent Fees                                                      16,778
Professional Fees                                                        13,931
Financial and Fund Accounting Services Fee                               12,688
Fund Services Fee                                                         8,467
Trustees' Fees and Expenses                                               7,305
Administration Fee                                                        5,790
Printing Expenses                                                         3,560
Amortization of Organization Expenses                                     2,357
Miscellaneous                                                            19,359
                                                              -----------------
   Total Fund Expenses                                                1,809,251
Less: Reimbursement of Expenses                                       (553,106)
                                                              -----------------
   Net Fund Expenses                                                  1,256,145
                                                              -----------------
NET INVESTMENT INCOME                                                27,530,238
                                                              -----------------
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM PORTFOLIO              (141,514)
                                                              -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $27,388,724
                                                              =================

The Accompanying Notes are an Integral Part of the Financial Statements.
 7

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31

INCREASE (DECREASE) IN NET ASSETS                                   2000             1999

FROM OPERATIONS

Net Investment Income                                          $  27,530,238     $  24,328,584
Net Realized Loss on Investment Allocated from Portfolio            (141,514)         (26,680)
                                                            ------------------ -----------------
    Net Increase in Net Assets Resulting from Operations          27,388,724        24,301,904
                                                            ------------------ -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM

Net Investment Income                                            (27,530,238)      (24,328,584)
                                                            ------------------ -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
(AT A CONSTANT $1.00 PER SHARE)

Proceeds from Shares of Beneficial Interest Sold               2,616,430,398     3,300,401,485
Reinvestment of Dividends and Distributions                        1,631,596         1,083,250
Cost of Shares of Beneficial Interest Redeemed                (3,059,852,220)   (2,959,836,489)
                                                            ------------------ -----------------
    Net Increase (Decrease) from Transactions in
    Shares of Beneficial Interest                               (441,790,226)       341,648,246
                                                            ------------------ -----------------
    Total Increase (Decrease) in Net Assets                     (441,931,740)       341,621,566
                                                            ------------------ -----------------
NET ASSETS

Beginning of Year                                                812,900,610       471,279,044
                                                            ------------------ -----------------
End of Year                                                     $370,968,870      $812,900,610
                                                            ================== =================

     The Accompanying Notes are an Integral Part of the Financial Statements.
  8

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD ARE AS FOLLOWS:

                                                                                             FOR THE PERIOD
                                                                                               JULY 7, 1997
                                                                                            (COMMENCEMENT OF
                                                        FOR THE YEARS ENDED OCTOBER 31    OPERATIONS) THROUGH
                                                        2000         1999        1998       OCTOBER 31, 1997
                                                  -----------------------------------------------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD          $1.00        $1.00       $1.00           $1.00
                                                  -----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                                   0.06         0.05        0.05            0.02
Net Realized and Unrealized Loss on Investment         0.00(a)      0.00(a)     0.00(a)         0.00(a)
                                                  -----------------------------------------------------------
Total from Investment Operations                        0.06         0.05        0.05            0.02
                                                  -----------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM

Net Investment Income                                  (0.06)       (0.05)      (0.05)          (0.02)
Net Realized Gain                                         -            -         0.00(a)         0.00(a)
                                                  -----------------------------------------------------------
Total Distributions to Shareholders                    (0.06)       (0.05)      (0.05)          (0.02)
                                                  -----------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD               $1.00         $1.00       $1.00           $1.00
                                                  ===========================================================
RATIOS AND SUPPLEMENTAL DATA

Total Return                                            5.71%        4.59%       5.27%         1.71%(b)
Net Assets, End of Period (in thousands)              $370,969     $812,901    $471,279         $35,983
Ratio to Average Net Assets
    Net Expenses                                        0.45%        0.45%       0.37%         0.28%(c)
    Net Investment Income                               5.47%        4.52%       5.11%         5.29%(c)
    Expenses without Reimbursement                      0.60%        0.59%       0.66%         1.71%(c)

(a)  Less than $0.005
(b)  Not annualized
(c)  Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.
      9

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--J. P. Morgan Institutional Service Treasury Money Market Fund (the "Fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 7, 1997.

    The Fund invests all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 32% at October 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT INCOME--The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    FEDERAL INCOME TAXES--Income distributions and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocation. Accordingly, these permanent differences in the character of income and distributions between financials statements and tax basis have been reclassified to paid-in-capital.

    For federal income tax purposes, the fund had a capital loss carry forward at October 31, 2000 of $172,502 of which $4,308 expires in 2006, $26,680 expires in 2007 and $141,514 expires in 2008. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

    DISTRIBUTION TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net short-term realized gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the Fund's daily dividends. Distributions from net long-term realized gains, if any, will be distributed annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

    ORGANIZATION EXPENSES--The fund incurred organization expenses in the amount of $11,741. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICES--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate aver-

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

age daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses (which excludes interest and dividend expenses, taxes and extraordinary items) of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.45% of the average daily net assets of the Fund. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001 at the option of Morgan.

    ADMINISTRATION--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    SHAREHOLDER SERVICING--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund.

    The trust on behalf of the Fund, has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The Fund will enter into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund with respect to the shares of the Fund attributable to or held in the name of the Service Organization for its customers.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $1,600.

--------------------------------------------------------------------------------
3. SUBSEQUENT EVENTS

    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
J.P. Morgan Institutional Service Treasury Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Service Treasury Money Market Fund (one of the series constituting part of the J.P. Morgan Institutional Service Funds, hereafter referred to as the "Fund") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period July 7, 1997 (commencement of operations) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2000

THE TREASURY MONEY MARKET PORTFOLIO

Annual Report October 31, 2000

(The following pages should be read in conjunction with J.P. Morgan Institutional Service Treasury Money Market Fund Annual Financial Statements)

THE TREASURY MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 71.5%

$50,000,000    Chase Repurchase Agreement, 6.56%, dated
               10/31/00, proceeds include interest
               $50,009,111, due 11/01/00 (collateralized
               by $49,563,000 U.S. Treasury Notes,  6.50%,
               due 08/31/01 through 02/15/10,
               valued at $50,989,865)                           $     50,000,000

50,000,000     Credit Suisse First Boston Repurchase
               Agreement, 6.52% dated 10/31/00,
               proceeds include interest $50,009,056,  due
               11/1/00 (a)
50,000,000

200,000,000    Deutsche Morgan Grenfel Repurchase
               Agreement, 6.55%, dated 10/31/00,
               proceeds include interest $200,036,389,  due
               11/1/00 (b)
200,000,000

133,650,000    Goldman Sachs Repurchase Agreement,
               6.55%, dated 10/31/00, proceeds include
               interest $133,674,317, due 11/1/00 (c)
133,650,000

 50,000,000    Greenwich Repurchase Agreement, 6.55%,
               dated 10/31/00, proceeds include interest
               $50,009,097, due 11/1/00 (collateralized by
               $50,380,000 U.S. Treasury Notes, 5.50%,
               due 5/31/03, valued at $51,003,290)
50,000,000

50,000,000     Lehman Repurchase Agreement, 6.56%,
               dated 10/31/00, proceeds include interest
               $50,009,111, due 11/1/00 (collateralized
               by $47,615,000 U.S. Treasury Note,
               4.25%  due 1/15/10, valued at $51,004,911)
50,000,000

50,000,000     Merrill Lynch Repurchase Agreement, 6.50%,
               dated 10/31/00, proceeds include interest
               $50,009,028, due 11/1/00 (d)
50,000,000

50,000,000     Morgan Stanley Repurchase Agreement,
               6.48%, dated 10/31/00, proceeds include
               interest $50,009,000, due 11/1/00 (e)
50,000,000

200,000,000    Salomon Repurchase Agreement, 6.56%,
               dated 10/31/00, proceeds include interest
               $200,036,444, due 11/1/00 (f)
200,000,000
                                                              ------------------
TOTAL REPURCHASE AGREEMENTS                                         833,650,000
                                                              ------------------

U.S. TREASURY SECURITIES - 28.5%

     $200,000,000  United States Treasury Bills,
                   6.31%, 12/21/00                                 $198,250,000

       35,000,000  United States Treasury Notes,
                   4.50%, 1/31/01                                    34,831,646

       25,000,000  United States Treasury Notes, 4.88%,
                   3/31/01                                           24,831,022

       40,000,000  United States Treasury Notes, 5.63%,
                   5/15/01                                           39,830,350

       35,000,000  United States Treasury Notes, 6.50%,
                   8/31/01                                           35,047,852
                                                              ------------------

TOTAL U.S. TREASURY SECURITIES
                                                                    332,790,870
                                                              ------------------
TOTAL INVESTMENTS AT AMORTIZED
COST AND VALUE - 100%                                            $1,166,440,870
                                                              ==================

(a) Collateralized by:
    U.S. Treasury Note $14,792,000, 6.13% due 12/31/01
    U.S. Treasury Note $12,678,000, 6.50% due 5/31/02
    U.S. Treasury Note $23,425,000, 5.75% due 10/31/02
    Valued at $51,510,530

(b) Collateralized by:
    U.S. Treasury Bond $41,395,000, 14.25% due 2/15/02
    U.S. Treasury Bond $8,933,000, 12.50% due 8/15/14
    U.S. Treasury Bond $43,158,000, 10.38% due 11/15/12
    U.S. Treasury Bond $66,933,000, 3.63% due 4/15/28
    U.S. Treasury STRIP $67,235,000 due 11/15/21
    Valued at $200,000,081

(c) Collateralized by:
    U.S. Treasury Note $97,885,000, 5.88% due 11/15/04
    U.S. Treasury Bond $22,000,000, 14.00% due 11/15/11
    U.S. Treasury STRIP $6,919,000  due 2/15/14 through 11/15/14
    Valued at $133,650,624

(d) Collateralized by:
    U.S. Treasury Bills $250,000, 14.00% due 11/15/11
    U.S. Treasury Bonds $22,580,000, 9.00% due 11/15/18
    U.S. Treasury Note $2,016,000, 5.25% due 5/31/01
    U.S. Treasury STRIP $33,843,000 due 11/15/11
    Valued at $51,001,202

(e) Collateralized by:
    U.S. Treasury Bills $42,100,000 due 04/19/01 through  08/30/01
    U.S. Treasury Note $12,000,000, 5.00% due 04/30/01
    Valued at  $51,530,566

(f) Collateralized by:
    U.S. Treasury Note $172,475,000, 5.63% due 5/15/08
    U.S. Treasury Note $28,760,000, 6.13% due 8/15/07
    Valued at $200,462,878

STRIP - Separate Trading of Registered Interest and Principal.


  The Accompanying Notes are an Integral Part of the Financial Statements.
14

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

OCTOBER 31, 2000

ASSETS

Investments at Amortized Cost and Value                           $ 332,790,870
Repurchase Agreement at Amortized Cost and Value                    833,650,000
Interest Receivable                                                   2,085,769
Prepaid Trustees' Fees and Expenses                                       1,866
Prepaid Expenses and Other Assets                                         1,832
Receivable for Expense Reimbursement                                     23,122
                                                           --------------------
   Total Assets                                                   1,168,553,459
                                                           --------------------
LIABILITIES

Advisory Fee Payable                                                    179,762
Due to Custodian                                                         28,450
Administrative Services Fee Payable                                      22,731
Fund Services Fee Payable                                                   747
Administration Fee Payable                                                  290
Accrued Expenses and Other Liabilities                                   81,180
                                                           --------------------
    Total Liabilities                                                   313,160
                                                           --------------------
NET ASSETS

Applicable to Investors' Beneficial Interests                    $1,168,240,299
                                                           ====================

The Accompanying Notes are an Integral Part of the Financial Statements.
       15

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                    $61,912,210
                                                            --------------------
EXPENSES
Advisory Fee                                                         2,000,272
Administrative Services Fee                                            251,048
Custodian Fees and Expenses                                            110,976
Professional Fees                                                       40,739
Fund Services Fee                                                       16,550
Trustees' Fees and Expenses                                             12,280
Administration Fee                                                       6,803
Miscellaneous Expenses                                                  12,798
                                                            --------------------
    Total Expenses                                                   2,451,466
Less: Reimbursement of Expenses                                      (394,705)
                                                            --------------------
    Net Expenses                                                     2,056,761
                                                            --------------------
NET INVESTMENT INCOME                                               59,855,449
                                                            --------------------
NET REALIZED LOSS ON INVESTMENTS                                     (267,969)
                                                            --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $59,587,480
                                                            ====================

   The Accompanying Notes are an Integral Part of the Financial Statements.
16

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31

INCREASE (DECREASE) IN NET ASSETS                                    2000              1999

FROM OPERATIONS
Net Investment Income                                          $  59,855,449      $  41,654,130
Net Realized Loss on Investments                                   (267,969)          (49,014)
                                                            -----------------   -----------------
Net Increase in Net Assets Resulting from Operations              59,587,480         41,605,116
                                                            -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

Contributions                                                   4,912,395,308       4,599,123,657
Withdrawals                                                    (4,978,197,544)    (4,171,320,392)
                                                            -----------------   -----------------
Net Increase (Decrease) from Investors' Transactions             (65,802,236)        427,803,265
                                                            -----------------   -----------------
Total Increase (Decrease) in Net Assets                           (6,214,756)        469,408,381
                                                            -----------------   -----------------
NET ASSETS

Beginning of Year                                               1,174,455,055        705,046,674
                                                            -----------------   -----------------
End of Year                                                     $1,168,240,299     $1,174,455,055
                                                            -----------------   -----------------

SUPPLEMENTARY DATA

                                                                         FOR THE PERIOD
                                                                          JULY 7, 1997
                                                                        (COMMENCEMENT OF
                                    FOR THE YEARS ENDED OCTOBER 31       OPERATIONS) THROUGH
                                      2000        1999       1998        OCTOBER 31, 1997
                                  ---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                       0.20%       0.20%       0.12%           0.04%(a)
  Net Investment Income              5.82%       4.75%       5.35%           5.52%(a)
  Expenses without Reimbursement     0.24%       0.24%       0.27%           0.52%(a)

(a)  Annualized.



The Accompanying Notes are an Integral Part of the Financial Statements.
    17

THE TREASURY MONEY MARKET PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Treasury Money Market Portfolio (the "Portfolio") is one of two subtrusts ("Portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on July 7, 1997. The Portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    REPURCHASE AGREEMENTS--The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    EXPENSES--Expenses incurred by Series Portfolio II with respect to any two or more portfolios in Series Portfolio II, are allocated in proportion to the net asssets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    DISTRIBUTION TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net short-term realized gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the Fund's daily dividends. Distributions from net long-term realized gains, if any, will be distributed annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered

THE TREASURY MONEY MARKET PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses (which excludes interest and dividend expenses, taxes and extraordinary items) of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001, at the option of J.P. Morgan.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $3,100.

--------------------------------------------------------------------------------
3. SUBSEQUENT EVENTS

    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period July 7, 1997 (commencement of operations) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2000


[back cover]


J.P. MORGAN INSTITUTIONAL SERVICE FUNDS

       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
       Institutional Funds, call J.P.
       Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                       MAILING
500 Stanton Christiana Road                                       INFORMATION
Newark, Delaware 19713-2107

IN-ANN-23745 1000